Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 8,043	$ 13,347
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	204	105
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(55)	(68)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	7,907	13,248
Derivative financial instruments, commodity purchase contract	97	17
Derivative financial instruments, options on equity securities	39	82
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	189	92
Derivative financial instruments, commodity purchase contract	15	13
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	(41)	(35)
Derivative financial instruments, options on equity securities	$ (14)	$ (33)